SECURED NOTES PAYABLE (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 11, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of secured notes payable [Line Items]
Total secured notes payable	$ 396,509			$ 0
Senior secured notes [Member]
Disclosure of secured notes payable [Line Items]
Total outstanding secured notes payable	414,843	$ 330,000	$ 330,000
Less: unamortized deferred transaction costs and issuance discount	18,334
Total secured notes payable	$ 396,509